Security Deposits	12 Months Ended
Dec. 31, 2014
Security Deposits [Abstract]
Security Deposits

5. Security Deposits

During 2014, the Company issued a security deposit which replaced the previous letter of credit for the office space lease to be released on March 31, 2015. The Company recorded $115,104 in short-term security deposits on its Consolidated Balance Sheet as of December 31, 2014.

In October 2014, the Company issued $135,000 as security deposit as part of the new capital lease obligations for equipment with HP. The Company recorded $135,000 in long-term security deposits on its Consolidated Balance Sheet as of December 31, 2014.